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                                 July 22, 1999

                            VOYAGEUR INVESTMENT TRUST

                     Delaware-Voyageur Tax-Free Florida Fund
                Delaware-Voyageur Tax-Free Missouri Insured Fund
               Delaware-Voyageur Tax-Free Washington Insured Fund

                           VOYAGEUR MUTUAL FUNDS, INC.

                     Delaware-Voyageur Tax-Free Arizona Fund
                   Delaware-Voyageur Tax-Free California Fund
           Delaware-Voyageur Minnesota High Yield Municipal Bond Fund

                          VOYAGEUR TAX FREE FUNDS, INC.

                  Delaware-Voyageur Tax-Free North Dakota Fund

          Supplement to the current Prospectus dated December 29, 1998
                         (as revised December 30, 1998)

         The following revises the fee table and expense example appearing under Summary of Expenses on pages 4-9 for each Fund listed above:


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


                                                              SUMMARY OF EXPENSES


Delaware-Voyageur                   Annual Fund Operating Expenses                     Total Fund      Management
      Funds                     (as a Percentage of Average Net Assets)                Operating      Fees Without
                              After Fee Waivers and Payment Arrangements                Expenses        Voluntary
                                                                                        Without        Waiver and
                                                                                       Voluntary         Payment
                                                                                       Waiver and
                                                                                        Payment
                    ----------------------------------------------------------------
                    Management Fee     12b-1 Fee     Other Expenses    Total Fund
                                                                       Operating
                                                                        Expenses
------------------- ---------------- --------------- --------------- --------------- --------------- ----------------
Tax-Free Arizona
  Class A                  0.18%(1)        0.25%            0.32%           0.75%(1)        1.12%           0.55%
  Class B                  0.18(1)         1.00             0.32            1.50(1)         1.86            0.55
  Class C                  0.18(1)         1.00             0.32            1.50(1)         1.86            0.55
Tax-Free
California
  Class A                  0.00%(2)        0.25%            0.25%           0.50%(2)        1.12%           0.55%
  Class B                  0.00(2)         1.00             0.25            1.25(2)         1.87            0.55
  Class C                  0.00(2)         1.00             0.25            1.25(2)         1.87            0.55
Tax-Free Florida
  Class A                  0.15%(2)        0.25%            0.35%           0.75%(2)        1.15%           0.55%
  Class B                  0.15(2)         1.00             0.35            1.50(2)         1.90            0.55
  Class C                  0.15(2)         1.00             0.35            1.50(2)         1.90            0.55
Minnesota High
Yield Municipal
Bond Fund
  Class A                  0.20%(2)        0.25%            0.30%           0.75%(2)        1.10%           0.55%
  Class B                  0.20(2)         1.00             0.30            1.50(2)         1.85            0.55
  Class C                  0.20(2)         1.00             0.30            1.50(2)         1.85            0.55
Tax-Free Missouri
Insured
  Class A                  0.50%(3)        0.25%            0.27%           1.02%(3)        N/A             N/A
  Class B                  0.50(3)         1.00             0.27            1.77(3)         N/A             N/A
  Class C                  0.50(3)         1.00             0.27            1.77(3)         N/A             N/A
Tax-Free North Dakota
  Class A                  0.55%(3)        0.25%            0.40%           1.20%(3)        N/A             N/A
  Class B                  0.55(3)         1.00             0.40            1.95(3)         N/A             N/A
  Class C                  0.55(3)         1.00             0.40            1.95(3)         N/A             N/A
Tax-Free
Washington Insured
  Class A                  0.00%(2)        0.25%            0.35%           0.60%(2)        1.34%           0.50%
  Class B                  0.00(2)         1.00             0.35            1.35(2)         2.09            0.50
  Class C                  0.00(2)         1.00             0.35            1.35(2)         2.09            0.50


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-------------------

(1) The Manager has contracted to waive that portion, if any, of the annual management fees payable by Tax-Free Arizona Fund and to pay that Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, interest expense, brokerage fees and commissions) do not exceed, on an annualized basis, the amounts noted above corresponding to the caption "Total Fund Operating Expenses" from July 22, 1999 through June 30, 2000. Prior to July 22, 1999, the Manager's commitments of waiver and payment were different from those currently in effect for the Fund. The Annual Operating Expenses for the Fund have been restated using the current fees and operating expenses that would have been applicable had they been in effect during the last fiscal year. The Manager may waive any or all of its fee and may pay certain expenses of the Fund from time to time. See Expenses under Management of the Funds in the Prospectus for a discussion of the waivers.

(2) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 Plan Expenses, taxes, interest, expenses, brokerage fees and commissions) do not exceed, on an annualized basis, the amounts noted above corresponding to the caption "Total Fund Operating Expenses" from July 22, 1999 through December 31, 1999. Prior to July 22, 1999, the Manager's commitments of waiver and payment were different from those currently in effect for the Funds. The Annual Operating Expenses for the Fund have been restated using the current fees and operating expenses that would have been applicable had they been in effect during the last fiscal year. The Manager may waive any or all of its fee and may pay certain expenses of the Fund from time to time. See Expenses under Management of the Funds in the Prospectus for a discussion of the waivers.

(3) The Manager had elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 Plan Expenses, taxes, interest, expenses, brokerage fees and commissions) do not exceed, on an annualized basis, 0.75% of the average daily net assets of the Fund from January 1, 1999 through July 22, 1999. The Manager has not elected to extend this voluntary waiver. The Annual Operating Expenses for each Fund have been restated using the current fees and operating expenses that would have been applicable had they been in effect during the last fiscal year. The Manager may waive any or all of its fee and may pay certain expenses of the Fund from time to time. See Expenses under Management of the Funds in the Prospectus for a discussion of the waivers.

           The following revises information under the example of expenses on pages 8-9 for each Fund listed below:

                                     Assuming Redemption                               Assuming No Redemption
                        1 Year       3 Years      5 Years     10 Years      1 Year       3 Years      5 Years     10 Years
                        ------       -------      -------     --------      ------       -------      -------     --------
Tax-Free Arizona
    Class A              $ 45(1)       $61          $ 78       $ 127         $45          $61          $78           $127
    Class B                55           77           102         159(2)       15           47           82            159(2)
    Class C                25           47            82         179          15           47           82            179
Tax-Free California
    Class A                42(1)        53            64          98          42           53           64             98
    Class B                53           70            89         130(2)       13           40           69            130(2)
    Class C                23           40            69         151          13           40           69            151

Tax-Free Florida
     Class A             $ 45(1)       $61          $ 78       $ 127         $45          $61          $78           $127
     Class B               55           77           102         159(2)       15           47           82            159(2)
     Class C               25           47            82         179          15           47           82            179

Minnesota High
Yield Municipal Bond
    Class A              $ 45(1)       $61          $ 78       $ 127         $45          $61          $78          $ 127
    Class B                55           77           102         159(2)       15           47           82            159(2)
    Class C                25           47            82         179          15           47           82            179
Tax-Free Missouri
Insured
    Class A              $ 48(1)        69            92         158          48           69           92            158
    Class B                58           86           116         189(2)       18           56           96            189(2)
    Class C                28           56            96         208          18           56           96            208
Tax-Free North Dakota
    Class A                49(1)        74           101         178          49           74          101            178
    Class B                60           91           125         208(2)       20           61          105            208(2)
    Class C                30           61           105         228          20           61          105            227
Tax-Free Washington
Insured
    Class A                43(1)        56            70         110          43            6           70            100
    Class B                54           73            94         142(2)       14           43           94            142(2)
    Class C                24           43            74         162          14           43           74            162


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares of the same Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus for a description of the automatic conversion feature.